CDC IXIS MODERATE DIVERSIFIED PORTFOLIO
                                (THE "PORTFOLIO")

SUPPLEMENT DATED DECEMBER 23, 2004 TO THE CDC IXIS MODERATE DIVERSIFIED PORTFOLIO STATEMENT OF ADDITIONAL INFORMATION - PART I AND PART II DATED JULY 14, 2004, AS MAY BE SUPPLEMENTED FROM TIME TO TIME


ADVISORY FEE REDUCTION

EFFECTIVE JANUARY 1, 2005, THE TABLE IN THE SECTION "PORTFOLIO CHARGES AND EXPENSES" IS REVISED WITH RESPECT TO THE CDC IXIS MODERATE DIVERSIFIED PORTFOLIO BY REPLACING THE TABLE IN THE SUBSECTION "ADVISORY FEES" WITH THE FOLLOWING:

               Advisory Fee payable by Portfolio to IXIS Advisors
Fund                       (as a % of average daily net assets of the Portfolio)
-----------------          -----------------------------------------------------

CDC IXIS Moderate
Diversified Portfolio       0.75%  of the first $1 billion
                            0.70%  of amounts in excess of $1 billion




DIVIDEND FREQUENCY CHANGE

The Board of Trustees of the Portfolio has approved a change in the dividend distribution frequency from annual to quarterly. Accordingly, effective January 1, 2005, the first paragraph of the section "Income Dividends, Capital Gain Distributions and Taxes" on page 76 of the Statement of Additional Information,
Part II is amended to note that the Portfolio expects to distribute dividends quarterly. .




                                                                      SP246-1204

                     CDC IXIS MODERATE DIVERSIFIED PORTFOLIO
                                (THE "PORTFOLIO")

Supplement dated December 23, 2004 to the CDC IXIS Moderate Diversified Portfolio Prospectus dated July 14, 2004, as it may be supplemented from time to time

ADVISORY FEE REDUCTION

The Board of Trustees of the Portfolio has approved a reduction in the advisory fee of the Portfolio from 0.85% of the first $1 billion of average daily net assets and 0.80% of average daily net assets in excess of $1 billion to 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion, effective January 1, 2005.

Accordingly, effective January 1, 2005, the Annual Fund Operating Expenses table on page 7 and the Example table on page 8 of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

------------------------------ ---------------------------------
                                CDC IXIS MODERATE DIVERSIFIED
                                          PORTFOLIO+
------------------------------ ---------------------------------
------------------------------ --------------- -----------------
                                  CLASS A          CLASS C
------------------------------ --------------- -----------------
------------------------------ --------------- -----------------
Management fees                    0.75%            0.75%
------------------------------ --------------- -----------------
------------------------------ --------------- -----------------
Distribution and/or service
(12b-1) fees                       0.25%            1.00%*
------------------------------ --------------- -----------------
------------------------------ --------------- -----------------
Other expenses**                   2.04%            2.04%
------------------------------ --------------- -----------------
------------------------------ --------------- -----------------
Total annual Portfolio
operating expenses                 3.04%            3.79%
------------------------------ --------------- -----------------
------------------------------ --------------- -----------------
Fee Waiver and/or expense
reimbursement                      1.39%            1.39%
------------------------------ --------------- -----------------
------------------------------ --------------- -----------------
Net Expenses                       1.65%            2.40%
------------------------------ --------------- -----------------

* Because of higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sale charge permitted by the rules of the National Association of Securities Dealers, Inc.

** "Other Expenses" are based on estimated amounts for the current fiscal year, except that they reflect changes to the transfer agency fees effective January 1, 2005.

+ IXIS Asset Management Advisors, L.P. has given a binding undertaking to the Portfolio to limit the amount of the Portfolio's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.65% and 2.40%, respectively, of the Portfolio's average daily net assets for Class A and C shares. This undertaking is in effect through April 30, 2005 and will be reevaluated on an annual basis.

EXAMPLE
--------------------------- ------------------------------------
                               CDC IXIS MODERATE DIVERSIFIED
                                        PORTFOLIO*
--------------------------- ------------------------------------
--------------------------- ----------- ------------------------
                             CLASS A            CLASS C
--------------------------- ----------- ------------------------
--------------------------- ----------- ---------- -------------
                                           (1)         (2)
--------------------------- ----------- ---------- -------------
--------------------------- ----------- ---------- -------------
1 year                           $ 760      $ 372         $ 272
--------------------------- ----------- ---------- -------------
--------------------------- ----------- ---------- -------------
3 years                        $ 1,363    $ 1,057       $ 1,057
--------------------------- ----------- ---------- -------------

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

* The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The example is based on the Net Expenses from July 14, 2004 through April 30, 2005 and on Total Annual Fund Operating Expenses thereafter.

DIVIDEND FREQUENCY CHANGE

The Board of Trustees of the Portfolio has approved a change in the dividend distribution frequency from annual to quarterly. Accordingly, effective January 1, 2005, the first paragraph on page 26 of the Prospectus is amended to note that the Portfolio expects to distribute dividends quarterly.


                                                                      SP247-1204